Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share

The following table shows the income and share data used in the calculation of basic and diluted earnings per share for the periods of 2024, 2023 and 2022:

	2024		Restated 2023(*)	2022
Net income (in thousands of pesos)
Attributable to Owners of the Group	Ps.	711,728	1,039,287	872,557
Shares (in thousands of shares)
Weighted average of outstanding shares

Basic		37,244	37,244	37,256
Diluted		-	37,265	37,277
Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	19.11	27.90	23.42
Diluted earnings per share (pesos per share)	Ps.	-	27.89	23.41

(*)	Details of the restatement are shown in note 2b.